Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Detail) - CIESOP [member] - ₨ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of Options	1 year 5 months 15 days	2 years 2 months 26 days
Weighted average exercise price	₨ 288.2	₨ 279.2	₨ 275.5
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	286.85	200.05
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 291.25	₨ 291.25